VARIABLE INTEREST ENTITIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current liabilities		$ (577,000)
Four Cubed Management Llc [Member]
Current assets	$ 195,566	823,575	375,834
Long-term assets
Current liabilities	(703,493)	(700,746)	(401,492)
Long-term liabilities		$ (39,184)